Condensed Consolidating Financial Information - Condensed Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Cash Provided by (Used in) Operating Activities	$ 843,083	$ 737,633	$ 441,153
Net Cash Provided by (Used in) Investing Activities [Abstract]
Payments to Acquire Productive Assets	(290,863)	(223,271)	(205,677)
Return of capital on equity method investment	0	7,480	1,140
Northern Tier Energy acquisition, net of cash acquired	0	0	(698,823)
Payments to Fund Long-term Loans to Related Parties	0	0	0
Increase in restricted cash	(170,000)	(320,000)	0
Use of restricted cash	267,903	152,991	0
Proceeds from Sale of Productive Assets	1,114	1,936	7,475
Net Cash Provided by (Used in) Investing Activities	(191,846)	(380,864)	(895,885)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Additions to long-term debt	300,000	79,311	900,000
Repayments of Long-term Debt	(7,368)	(6,072)	(325,369)
Repayments of revolving credit facility	(269,000)	0	(50,000)
Distribution to non-controlling interest holders	(238,366)	(173,637)	(28,575)
Borrowings on revolving credit facility	145,000	269,000	0
Debt retirement fees	0	0	24,396
Payments of Financing Costs	(6,820)	(9,649)	(28,646)
Payments of Distributions to Affiliates	0	0
Purchases of common stock for treasury	(105,000)	(259,222)	(252,841)
Payments of Dividends	(129,211)	(293,746)	(52,489)
Excess tax benefit from stock-based compensation	871	1,144	8,362
Net proceeds from issuance of WNRL common units	0	0	323,146
Payments of Capital Distribution	0	0	0
Payments of Distributions to Affiliates	0	0	0
Convertible debt redemption	0	(809)	(357)
Net cash provided by (used in) financing activities	(309,894)	(393,680)	468,835
Net increase (decrease) in cash and cash equivalents	341,343	(36,911)	14,103
Cash and cash equivalents	772,502	431,159	468,070	$ 453,967	$ 453,967
Reportable Legal Entities [Member] | Parent Company [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Cash Provided by (Used in) Operating Activities	87,364	(54,846)	541,738
Net Cash Provided by (Used in) Investing Activities [Abstract]
Payments to Acquire Productive Assets	0	0	0
Return of capital on equity method investment		0	0
Northern Tier Energy acquisition, net of cash acquired			(775,000)
Payments to Fund Long-term Loans to Related Parties	0	0	0
Increase in restricted cash	0	0
Use of restricted cash	0	0
Proceeds from Sale of Productive Assets	0	0	0
Net Cash Provided by (Used in) Investing Activities	0	0	(775,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Additions to long-term debt	0	0	900,000
Repayments of Long-term Debt	(5,500)	(5,759)	(325,163)
Repayments of revolving credit facility	0		0
Distribution to non-controlling interest holders	0	0	0
Borrowings on revolving credit facility	0	0
Debt retirement fees			24,396
Payments of Financing Costs	0	(4,182)	(26,030)
Payments of Distributions to Affiliates	0	0
Purchases of common stock for treasury	(105,000)	(259,222)	(252,841)
Payments of Dividends	(129,211)	(293,746)	(52,489)
Excess tax benefit from stock-based compensation	0	0	0
Net proceeds from issuance of WNRL common units			0
Payments of Capital Distribution	0	0	0
Payments of Distributions to Affiliates	152,347	618,564	14,538
Convertible debt redemption	0	(809)	(357)
Net cash provided by (used in) financing activities	(87,364)	54,846	233,262
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents	21	21	21		21
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Cash Provided by (Used in) Operating Activities	433,863	520,972	(149,406)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Payments to Acquire Productive Assets	(157,600)	(99,204)	(112,968)
Return of capital on equity method investment		0	0
Northern Tier Energy acquisition, net of cash acquired			0
Payments to Fund Long-term Loans to Related Parties	(178,243)	(678,628)	(155,347)
Increase in restricted cash	(170,000)	(320,000)
Use of restricted cash	267,903	152,991
Proceeds from Sale of Productive Assets	2,028	1,260	7,439
Net Cash Provided by (Used in) Investing Activities	(235,912)	(943,581)	(260,876)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Additions to long-term debt	0	0	0
Repayments of Long-term Debt	(842)	0	0
Repayments of revolving credit facility	0		0
Distribution to non-controlling interest holders	0	0	0
Borrowings on revolving credit facility	0	0
Debt retirement fees			0
Payments of Financing Costs	0	0	0
Payments of Distributions to Affiliates	0	0
Purchases of common stock for treasury	0	0	0
Payments of Dividends	0	0	0
Excess tax benefit from stock-based compensation	871	1,144	8,362
Net proceeds from issuance of WNRL common units			0
Proceeds from Partnership Contribution	170,000	320,000	244,884
Payments of Distributions to Affiliates	0	93,546	0
Convertible debt redemption	0	0	0
Net cash provided by (used in) financing activities	170,029	414,690	253,246
Net increase (decrease) in cash and cash equivalents	367,980	(7,919)	(157,036)
Cash and cash equivalents	656,966	288,986	296,905		453,941
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Cash Provided by (Used in) Operating Activities	502,676	403,087	48,821
Net Cash Provided by (Used in) Investing Activities [Abstract]
Payments to Acquire Productive Assets	(134,820)	(124,067)	(92,709)
Return of capital on equity method investment		7,480	1,140
Northern Tier Energy acquisition, net of cash acquired			76,177
Payments to Fund Long-term Loans to Related Parties	0	(93,546)	0
Increase in restricted cash	0	0
Use of restricted cash	0	0
Proceeds from Sale of Productive Assets	643	676	36
Net Cash Provided by (Used in) Investing Activities	(134,177)	(209,457)	(15,356)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Additions to long-term debt	300,000	79,311	0
Repayments of Long-term Debt	(1,026)	(313)	(206)
Repayments of revolving credit facility	(269,000)		(50,000)
Distribution to non-controlling interest holders	(238,366)	(173,637)	(28,575)
Borrowings on revolving credit facility	145,000	269,000
Debt retirement fees			0
Payments of Financing Costs	(6,820)	(5,467)	(2,616)
Payments of Distributions to Affiliates	(180,820)	(131,580)
Purchases of common stock for treasury	0	0	0
Payments of Dividends	0	0	0
Excess tax benefit from stock-based compensation	0	0	0
Net proceeds from issuance of WNRL common units			323,146
Payments of Capital Distribution	(170,000)	(320,000)	(244,884)
Payments of Distributions to Affiliates	25,896	60,064	140,809
Convertible debt redemption	0	0	0
Net cash provided by (used in) financing activities	(395,136)	(222,622)	137,674
Net increase (decrease) in cash and cash equivalents	(26,637)	(28,992)	171,139
Cash and cash equivalents	115,515	142,152	171,144		5
Consolidation, Eliminations [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Cash Provided by (Used in) Operating Activities	(180,820)	(131,580)	0
Net Cash Provided by (Used in) Investing Activities [Abstract]
Payments to Acquire Productive Assets	1,557	0	0
Return of capital on equity method investment		0	0
Northern Tier Energy acquisition, net of cash acquired			0
Payments to Fund Long-term Loans to Related Parties	178,243	772,174	155,347
Increase in restricted cash	0	0
Use of restricted cash	0	0
Proceeds from Sale of Productive Assets	(1,557)	0	0
Net Cash Provided by (Used in) Investing Activities	178,243	772,174	155,347
Net Cash Provided by (Used in) Financing Activities [Abstract]
Additions to long-term debt	0	0	0
Repayments of Long-term Debt	0	0	0
Repayments of revolving credit facility	0		0
Distribution to non-controlling interest holders	0	0	0
Borrowings on revolving credit facility	0	0
Debt retirement fees			0
Payments of Financing Costs	0	0	0
Payments of Distributions to Affiliates	180,820	131,580
Purchases of common stock for treasury	0	0	0
Payments of Dividends	0	0	0
Excess tax benefit from stock-based compensation	0	0	0
Net proceeds from issuance of WNRL common units			0
Payments of Capital Distribution	0	0	0
Payments of Distributions to Affiliates	(178,243)	(772,174)	(155,347)
Convertible debt redemption	0	0	0
Net cash provided by (used in) financing activities	2,577	(640,594)	(155,347)
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents	$ 0	$ 0	$ 0		$ 0